SCHEDULE OF CONVERTIBLE DEBENTURES (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Debt One [Member]
Short-Term Debt [Line Items]
Convertible debenture, stated interest rate	5.00%	5.00%	5.00%
Convertible debenture, maturity date	May 30, 2022	May 30, 2022	May 30, 2022
Convertible Debenture Two [Member]
Short-Term Debt [Line Items]
Convertible debenture, stated interest rate	5.00%	5.00%	5.00%
Convertible debenture, maturity date	Feb. 08, 2022	Feb. 08, 2022	Feb. 08, 2022
Convertible Debenture Three [Member]
Short-Term Debt [Line Items]
Convertible debenture, stated interest rate	5.00%	5.00%	5.00%
Convertible debenture, maturity date	May 30, 2022	May 30, 2022	May 30, 2022
Convertible Debenture Four [Member]
Short-Term Debt [Line Items]
Convertible debenture, stated interest rate	5.00%	5.00%	5.00%
Convertible debenture, maturity date	Dec. 08, 2022	Dec. 08, 2022	Dec. 08, 2022
Convertible Debenture Five [Member]
Short-Term Debt [Line Items]
Convertible debenture, stated interest rate	5.00%	5.00%	5.00%
Convertible debenture, maturity date	Apr. 30, 2027	Apr. 30, 2027	Apr. 30, 2027